Changes in Accumulated Other Comprehensive Income (Loss) - Schedule of Changes in Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance, beginning of the year	$ 1,001,100	$ 410,476
Balance, end of the year	2,090,768	1,001,100
Gains and Losses on Cash Flow Hedges (all amounts net of tax)
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance, beginning of the year	3,435	(1,818)
Other comprehensive income (loss) before reclassifications	(19,821)	8,651
Amounts reclassified from accumulated other comprehensive income (loss) to earnings	4,170	(3,398)
Other comprehensive income (loss), net of tax	(15,651)	5,253
Balance, end of the year	$ (12,216)	$ 3,435